LIQUIDITY (Details)		6 Months Ended
	Sep. 01, 2021	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
LIQUIDITY
Future minimum purchase commitment under the non-cancellable purchase contracts		¥ 22,700,000	$ 3,300,000
Renewal term for commitment letter for financial support	3 years
Working capital		397,200,000			$ 57,600,000
Short-term borrowings due to related parties		10,005,069			1,450,367	¥ 9,009,156
Short-term bank loan		10,000,000			1,449,633	10,000,000
Cash out flow from the operating activities		(25,900,000)	$ (3,800,000)	¥ (23,040,333)
Cash		269,100,000			39,011,267	¥ 316,974,857
Related party
LIQUIDITY
Short-term borrowings due to related parties		10,000,000.0			1,500,000
Long-term borrowings from related parties		6,031,911			874,405		¥ 6,510,606
Short-term bank loan		¥ 11,000,000.0			$ 1,600,000